Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A [member] - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 841,285,576	$ 524,931,447
Increase in Certificates of Contribution during period	90,437,539	316,354,129
Certificates of Contribution, Ending Balance	$ 931,723,115	$ 841,285,576